Provisions - Summary of Detailed Information About Provisions (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)		Mar. 31, 2023 INR (₨)		Mar. 31, 2022 INR (₨)
Non-current
Provision for warranty				[1]	₨ 1
Non-current provisions		[2]		[1]	1
Current
Provision for onerous contracts			1,590		1,946
Provision for warranty			456		294
Others			503		531
Current provisions	$ 31		2,549		2,771
Total			₨ 2,549		₨ 2,772

[1]	Value is less than 1
[2]	Value is less than 1